Investments - Summary of Equity-Accounted Investees and Investments at FVTOCI (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Sinofert [member]
Disclosure Of Interests In Other Entities [line items]
Proportion of Ownership Interest and Voting Rights Held	22.00%	22.00%